S000096899 [Member] N-1A Cover	Jan. 08, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	RUSSELL INVESTMENTS EXCHANGE TRADED FUNDS
Entity Central Index Key	0002042513
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 08, 2026
Prospectus Date	Jan. 08, 2026